Income Taxes (Disclosure of information about non-capital loss carry forwards) (Details) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 17,838,960	$ 9,837,804
2032 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	1,609,365
2034 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	39,509
2035 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	7,865
2036 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	72
2037 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	44,719
2038 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	52,151
2039 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	285,245
2040 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	2,620,179
2041 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,645,094
2042 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 6,534,761